Commitments and Contingencies (Detail) - USD ($) $ in Millions	Sep. 30, 2015	Sep. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Reserves for environmental liabilities	$ 23	$ 24
Conditional asset retirement obligations	$ 59	$ 52